2. Summary of Significant Accounting Policies (December 2013 Note)	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
2. Summary of Significant Accounting Policies

This summary of significant accounting policies is presented to assist in understanding the consolidated financial statements. The consolidated financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”), and have been consistently applied in the preparation of these consolidated financial statements.

Management believes that the accompanying consolidated financial statements and financial information for each of the years ended December 31, 2013 and 2012 and for the period from July 11, 1995 (Inception) to December 31, 2013 have been prepared in accordance with generally accepted accounting principles in the United States, consistently applied; that all material matters necessary for a fair presentation are included and disclosed to the extent necessary and that all material adjustments have been made.

Going Concern

As of December 31, 2013, the Company had a deficit accumulated during the development stage of approximately $99.8 million and requires substantial additional funds to continue its research and development, to support its operations and to achieve its business development goals, the attainment of which are not assured. The Company has been able to satisfy certain liabilities with convertible indebtedness and common shares and enter into debt settlement arrangements facilitated by third party financing with vendors and creditors for substantial amounts of its various financial obligations. Convertible instruments have also been converted into equity. However, substantial indebtedness remains and substantial recurring losses from operations and new additional liabilities continue to be incurred.

These factors and uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event the Company cannot continue in existence. Management has designed plans for sales of the Company’s future pharmaceutical related products. Management intends to seek additional capital from new equity securities offerings, from debt financing and debt restructuring to provide funds needed to increase liquidity, fund internal growth and fully implement its business plan. However, management can give no assurance that these funds will be available in adequate amounts, or if available, on terms that would be satisfactory to the Company.

The timing and amount of the Company’s capital requirements will depend on a number of factors, including the need for funds to support research and development and payment requirements to sustain licensing rights, demand for products and services and the availability of opportunities for international expansion through affiliations, to maintain its status as a public company, shareholder and investor relations, to establish and maintain current and new business relationships and for other general corporate business purposes.

Consolidated Financial Statements

The accompanying financial statements include those of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.

Development Stage Enterprise

The Company is a development stage company and will continue to be considered as such until it has its own significant operations and revenues. The Company does not currently have any revenue and expects to continue to incur substantial additional research, development and operating costs related to the continuation of the development of therapeutic and diagnostic pharmaceutical and medical products.

Impaired Asset Policy

The Company follows generally accepted accounting policies related to Accounting for the Impairment or Disposal of Long-Lived Assets. This provides for a single accounting model for long-lived assets to be disposed of by sale, including discontinued operations. This policy requires that these long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or discontinued operations.

Reclassifications and Restatements

Certain amounts from prior periods have been reclassified with respect to the years ended December 31, 2013 and 2012 to conform to the current period presentation. These reclassifications have not resulted in any material changes to the Company’s accumulated deficit or the net losses presented.

Research and Development

Research and development expenses are charged to operations as incurred.

Use of Estimates

The process of preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions regarding certain types of assets, liabilities, revenues and expenses. Such estimates primarily relate to unsettled transactions and events as of the date of the financial statements. Accordingly, upon settlement, actual results may differ from estimated amounts.

Basic and Diluted Net Loss Per Share

The Company computes loss per share in accordance with generally accepted accounting principles which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. The treasury stock method is used to determine the dilutive effects of stock options and warrants. Dilutive loss per share is equal to the basic loss per share for the years ended December 31, 2013 and 2012 because common stock equivalents would have been anti-dilutive.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including the entity’s own credit risk.

A fair value hierarchy for valuation inputs is established. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels and which is determined by the lowest level input that is significant to the fair value measurement in its entirety.

These levels are:

Level 1 – inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Company’s financial instruments consist of cash, notes payable, accounts payable, accrued expenses, and accrued interest, convertible notes payable and various forms of convertible indebtedness. The carrying value of these financial instruments approximates their fair value based on their liquidity, their short-term nature or application of appropriate risk based discount rates to determine fair value. These financial assets and liabilities are valued using level 2 inputs, except for cash which is at level 1. The Company is not exposed to significant interest, exchange or credit risk arising from these financial instruments, except that certain convertible instruments may be satisfied in shares of common stock at the option of the holder and in some instances by the Company, which per share price can fluctuate.

Stock-Based Compensation

The Company records stock-based compensation by using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company has recorded a full valuation allowance to reduce the deferred tax asset associated with its accumulated losses $99.6 million to zero, which is the amount that is more likely than not to be realized.

Concentration of Credit Risk

The Company has financial instruments that are exposed to concentrations of credit risk and consist primarily of cash. The Company routinely maintains cash and temporary cash investments at certain financial institutions in amounts substantially in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. Management believes that these financial institutions are of high quality and the risk of loss is minimal. At December 31, 2013, the Company had cash balances in excess of FDIC limits of approximately $500,000.

Compensated Absences

The Company has not accrued a liability in accordance with ASC 710, as the amount of the liability cannot be reasonably estimated at December 31, 2013 and 2012.

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is possible that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of range of possible loss if determinable and material, would be disclosed.

New Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statement and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Subsequent Events

The Company evaluates subsequent events through the date when financial statements are issued.